Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 315,375	$ 320,909	$ 269,659
Cost of revenues	167,742	161,053	132,315
Gross profit	147,633	159,856	137,344
Operating expenses:
Research and development	31,470	28,859	23,473
Selling, general and administrative	50,751	49,499	42,973
Total operating expenses	82,221	78,358	66,446
Operating profit	65,412	81,498	70,898
Financial income, net	22,218	6,690	1,030
Income before incomes taxes	87,630	88,188	71,928
Income tax expense	(8,998)	(8,239)	(11,651)
Net income	$ 78,632	$ 79,949	$ 60,277
Earnings per share information:
Basic net earnings per share	$ 1.76	$ 1.81	$ 1.38
Diluted net earnings per share	$ 1.63	$ 1.68	$ 1.34
Weighted average number of ordinary shares outstanding (in thousands):
Basic	44,725	44,158	43,644
Diluted	48,863	48,229	45,035